SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Consolidation Policy
The Consolidated Financial Statements of Westmoreland Coal Company include the accounts of the Company and its controlled subsidiaries. The Company consolidates any variable interest entity, or VIE, for which the Company is considered the primary beneficiary. The Company provides for noncontrolling interests in consolidated subsidiaries, in which the Company’s ownership is less than 100 percent. All intercompany accounts and transactions have been eliminated.
A VIE is an entity that is unable to make significant decisions about its activities or does not have the obligation to absorb losses or the right to receive returns generated by its operations. If the entity meets one of these characteristics, then the Company must determine if it is the primary beneficiary of the VIE. The party exposed to the majority of the risks and rewards with the VIE is the primary beneficiary and must consolidate the entity.
The Company has determined for all periods presented, it was the primary beneficiary in Absaloka Coal LLC, a VIE, in which it held less than a 50% ownership through December 31, 2013. As a result, the Company has consolidated this entity within the coal segment. The investment in Absaloka Coal LLC by its outside partner did not continue after December 31, 2013, and beginning in 2014, Absaloka Coal LLC will be 100% owned by the Company, but will cease to have operations. As a result, the Company has unwound the transaction as of December 31, 2013 and concerning our balance sheet have decreased Other liabilities by $19.1 million and decreased Noncontrolling interest by $18.1 million. As a result, as of December 31, 2013, the noncontrolling interest was eliminated.

Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents	Cash and cash equivalents are stated at cost, which approximate fair value. Cash equivalents consist of highly liquid investments with original maturities of three months or less.
Trade Receivables
Trade receivables are recorded at the invoiced amount and do not bear interest. The Company evaluates the need for an allowance for doubtful accounts based on a review of collectability. The Company has determined that no allowance is necessary for trade receivables as of December 31, 2013 and 2012.

Inventories
Inventories, which include materials and supplies as well as raw coal, are stated at the lower of cost or market. Cost is determined using the average cost method. Coal inventory costs include labor, supplies, equipment, operating overhead and other related costs.

Exploration and Mine Development
Exploration expenditures are charged to Cost of sales as incurred, including costs related to drilling and study costs incurred to convert or upgrade mineral resources to reserves.
At existing surface operations, additional pits may be added to increase production capacity in order to meet customer requirements. These expansions may require significant capital to purchase additional equipment, relocate equipment, build or improve existing haul roads and create the initial pre-production box cut to remove overburden for new pits at existing operations. If these pits operate in a separate and distinct area of the mine, the costs associated with initially uncovering coal for production are capitalized and amortized over the life of the developed pit consistent with coal industry practices. Once production has begun, mining costs are then expensed as incurred.
Where new pits are routinely developed as part of a contiguous mining sequence, the Company expenses such costs as incurred. The development of a contiguous pit typically reflects the planned progression of an existing pit, thus maintaining production levels from the same mining area utilizing the same employee group and equipment.

Property, Plant and Equipment
Property, plant and equipment are recorded at cost and includes long-term spare parts inventory. Expenditures that extend the useful lives of existing plant and equipment or increase productivity of the assets are capitalized. Maintenance and repair costs that do not extend the useful life or increase productivity of the asset are expensed as incurred. Coal reserves are recorded at cost, or at fair value originally in the case of acquired businesses.
Coal reserves, mineral rights and mine development costs are depleted based upon estimated recoverable proven and probable reserves. Plant and equipment are depreciated on a straight-line basis over the assets’ estimated useful lives as follows:

Years
Buildings and improvements	15 to 30
Machinery and equipment	3 to 36

Long-term spare parts inventory begins depreciation when placed in service.
The Company assesses the carrying value of its property, plant and equipment for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability is measured by comparing estimated undiscounted cash flows expected to be generated from such assets to their net book value. If net book value exceeds estimated cash flows, the asset is written down to fair value. When an asset is retired or sold, its cost and related accumulated depreciation and depletion are removed from the accounts. The difference between the net book value of the asset and proceeds on disposition is recorded as a gain or loss. Fully depreciated plant and equipment still in use is not eliminated from the accounts.

Reclamation Deposits and Contractual Third-Party Reclamation Receivables
Certain of the Company’s customers have either agreed to reimburse the Company for reclamation expenditures as they are incurred or have pre-funded a portion of the expected reclamation costs. Amounts received from customers and held on deposit are recorded as reclamation deposits. Amounts that are reimbursable by customers are recorded as third-party reclamation receivables when the related reclamation obligation is recorded.

Financial Instruments
The Company evaluates all of its financial instruments to determine if such instruments are derivatives, derivatives that qualify for the normal purchase normal sale exception or instruments that contain features that qualify them as embedded derivatives. Except for derivatives that qualify for the normal purchase normal sale exception, all derivative financial instruments are recognized in the balance sheet at fair value. Changes in fair value are recognized in earnings if they are not eligible for hedge accounting or Accumulated other comprehensive income (loss) if they qualify for cash flow hedge accounting.
Held-to-maturity financial instruments consist of non-derivative financial assets with fixed or determinable payments and a fixed term, which the Company has the ability and intent to hold until maturity, and, therefore, accounts for them as held-to-maturity securities. Held-to-maturity securities are recorded at amortized cost, adjusted for the amortization or accretion of premiums or discounts calculated on the effective interest method. Interest income is recognized when earned.
The Company has securities classified as available-for-sale, which are recorded at fair value. The changes in fair values are recorded as unrealized gains (losses) as a component of Accumulated other comprehensive income (loss) in shareholders’ deficit.
The Company reviews its securities routinely for other-than-temporary impairment. The primary factors used to determine if an impairment charge must be recorded because a decline in value of the security is other than temporary include (i) whether the fair value of the investment is significantly below its cost basis, (ii) the financial condition of the issuer of the security, (iii) the length of time that the cost of the security has exceeded its fair value and (iv) the Company’s intent and ability to retain the investment for a period of time sufficient to allow for any anticipated recovery in market value. Other-than-temporary impairments are recorded as a component of Other income (expense).

Fair Value
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at a given measurement date. Valuation techniques used must maximize the use of observable inputs and minimize the use of unobservable inputs.
Fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value and is defined as:

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Level 1, defined as observable inputs such as quoted prices in active markets for identical assets. Level 1 assets include available-for-sale equity securities generally valued based on independent third-party market prices.

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Level 2, defined as observable inputs other than Level 1 prices. These include quoted prices for similar assets or liabilities in an active market, quoted prices for identical assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.
The Company’s non-recurring fair value measurements include asset retirement obligations and the purchase price allocations for the fair value of assets and liabilities acquired through business combinations.

The Company determines the estimated fair value of its asset retirement obligations by calculating the present value of estimated cash flows related to reclamation liabilities using level 3 inputs. The significant inputs used to calculate such liabilities includes estimates of costs to be incurred, the Company’s credit adjusted discount rate, inflation rates and estimated dates of reclamation. The asset retirement liability is accreted to its present value each period and the associated mineral rights are depleted using the units-of-production method.

The fair value of assets and liabilities acquired through business combinations is calculated using a discounted-cash flow approach using level 3 inputs. Cash flow estimates require forecasts and assumptions for many years into the future for a variety of factors.

Intangible Assets and Liabilities
Identifiable intangible assets or liabilities acquired in a business combination must be recognized and reported separately from goodwill. The Company has determined that its most significant acquired identifiable intangible assets and liabilities are related to sales and purchase agreements. Intangible assets result from more favorable market prices than contracted prices in sales and purchase agreements as measured during a business combination. Intangible liabilities result from less favorable market prices than contracted prices in sales and purchase agreements as measured during a business combination. The majority of these intangible assets and liabilities are amortized on a straight-line basis over the respective period of the sales and purchase agreements, while the remainder are amortized on a unit-of-production basis.
Amortization of intangible assets recognized in Cost of sales was $1.7 million in 2013, 2012, and 2011. Amortization of intangible liabilities recognized in Revenues was $1.0 million in 2013, 2012, and 2011.
The estimated aggregate amortization amounts from intangibles assets and liabilities for each of the next five years as of December 31, 2013 are as follows:

Amortization Expense (Revenue)
(In thousands)
2014	$17
2015	(791)
2016	(953)
2017	(953)
2018	(953)

Compensation Related Costs
Workers’ Compensation Benefits
The Company is self-insured for workers’ compensation claims incurred prior to 1996. The liabilities for workers’ compensation claims are actuarially determined estimates of the ultimate losses incurred based on the Company’s experience. Adjustments to the probable ultimate liabilities are made annually based on subsequent developments and experience and are included in operations at the time of the revised estimate.
The Company insures its current employees through third-party insurance providers and state arrangements.
Pneumoconiosis (Black Lung) Benefits
The Company is self-insured for federal and state black lung benefits for former heritage employees and has established an independent trust to pay these benefits. The Company accounts for these benefits on the accrual basis. An independent actuary annually calculates the present value of the accumulated black lung obligation. The underfunded status in 2013 and 2012 of the Company’s obligation is included as Excess of black lung benefit obligation over trust assets in the accompanying consolidated balance sheets. Actuarial gains and losses are recognized in the period in which they arise.
The Company insures its current represented employees through arrangements with its unions and its current non-represented employees are insured through third-party insurance providers.
Postretirement Health Care Benefits
The Company accrues the cost to provide the benefits over the employees’ period of active service for postretirement benefits other than pensions. These costs are determined on an actuarial basis. The Company’s consolidated balance sheet reflects the unfunded status of postretirement benefit obligations.
Pension and SERP Plans
The Company accrues the cost to provide the benefits over the employees’ period of active service for the non-contributory defined benefit pension and SERP plans it sponsors. These costs are determined on an actuarial basis. The Company’s consolidated balance sheet reflects the unfunded status of the defined benefit pension and SERP plans.

Deferred Revenue
Deferred revenues represent funding received upon the negotiation of long-term contracts. The deferred revenues for coal will be recognized as deliveries of the reserved coal are made in accordance with the long-term coal contracts. Deferred power revenues are recognized on a pro rata basis, based on the payments estimated to be received over the remaining term of the power sales agreements.

Asset Retirement Obligations
The Company’s asset retirement obligation, or ARO, liabilities primarily consist of estimated costs to reclaim surface land and support facilities at its mines and power plants in accordance with federal and state reclamation laws as established by each mining permit.
The Company estimates its ARO liabilities for final reclamation and mine closure based upon detailed engineering calculations of the amount and timing of the future costs for a third party to perform the required work. These estimates are based on projected pit configurations at the end of mining and are escalated for inflation, and then discounted at a credit-adjusted risk-free rate. The Company records mineral rights associated with the initial recorded liability. Mineral rights are amortized based on the units of production method over the estimated recoverable, proven and probable reserves at the related mine, and the ARO liability is accreted to the projected settlement date. Changes in estimates could occur due to revisions of mine plans, changes in estimated costs, and changes in timing of the performance of reclamation activities.

Income Taxes
Deferred income taxes are provided for temporary differences arising from differences between the financial statement amount and tax basis of assets and liabilities existing at each balance sheet date using enacted tax rates anticipated to be in effect when the related taxes are expected to be paid or recovered. A valuation allowance is established if it is more likely than not that a deferred tax asset will not be realized. In determining the need for a valuation allowance, the Company considers projected realization of tax benefits based on expected levels of future taxable income, available tax planning strategies and its overall deferred tax position.
Accounting guidance prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Under this guidance, a company can recognize the benefit of an income tax position only if it is more likely than not (greater than 50%) that the tax position will be sustained upon tax examination, based solely on the technical merits of the tax position. Guidance is also provided on the derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.
The Company includes interest and penalties related to income tax matters in Income tax expense.
The tax effect of pretax income or loss from continuing operations is generally determined by a computation that does not consider the tax effects of items that are not included in continuing operations. The exception to that incremental approach is that all items (for example, items recorded in other comprehensive income, extraordinary items, and discontinued operations) be considered in determining the amount of tax benefit that results from a loss from continuing operations and that shall be allocated to continuing operations.

Deferred Financing Costs
The Company capitalizes costs incurred in connection with borrowings or establishment of credit facilities and issuance of debt securities. These costs are amortized as an adjustment to interest expense over the life of the borrowing or term of the credit facility using the effective interest method. These amounts are recorded in Other assets in the accompanying consolidated balance sheets.

Revenue Recognition
Coal Revenues
The Company recognizes coal sales revenue at the time title passes to the customer in accordance with the terms of the underlying sales agreements and after any contingent performance obligations have been satisfied. Coal sales revenue is recognized based on the pricing contained in the contracts in place at the time that title passes.
Power Revenues
ROVA supplies power under long-term power sales agreements. Under these agreements, ROVA invoices and collects capacity payments based on kilowatt-hours produced if the units are dispatched or for the kilowatt-hours of available capacity if the units are not fully dispatched.
A portion of the capacity payments under the agreements is considered to be an operating lease. The Company is recognizing amounts invoiced under the power sales agreements as revenue on a pro rata basis, based on the weighted average per kilowatt hour capacity payments estimated to be received over the remaining term of the power sales agreements. Under this method of recognizing revenue, $8.7 million and $8.3 million of previously deferred revenue was recognized during 2013 and 2012, respectively.
On December 23, 2013, the Company entered into an agreement with Dominion Virginia Power, a subsidiary of Dominion, to restructure the remaining five years of the ROVA I and ROVA II contracts. From January 2014 through March 2019, the Company will keep ROVA ready to operate and expects to run the plants during high demand energy periods. The Company will additionally buy power from a power provider at a fixed price, and will supply Dominion that power. The Company can also operate the plant and sell power on the open market if it it chooses.
The Company incurred restructuring charges of $5.1 million for the year ended December 31, 2013 primarily related to legal and consulting fees. The restructuring plan is expected to be complete by March 31, 2014. The Company expects that the aggregate $5.1 million of expenditures will be cash expenditures paid out in the first quarter of 2014.
The table below represents the restructuring provision activity during the year ended December 31, 2013 (in millions):

Beginning Balance	Restructuring Charges	Restructuring Payments	Ending Balance
$—	$5.1	$—	$5.1

Other Operating Income (Loss)
Other operating income in the accompanying Consolidated Results of Operations reflects income from sources other than coal or power revenues. Income from the Company’s Indian Coal Tax Credit monetization transaction is recorded as Other operating income. The Company recognizes income as business interruption losses are incurred and reimbursement is virtually assured and has recognized $16.2 million and $17.3 million of income during 2013 and 2012, respectively; which is included in Other operating income. Insurance proceeds are included in Net cash provided by operating activities.

Share-Based Compensation
Share-based compensation expense is generally measured at the grant date and recognized as expense over the vesting period of the entire award. These costs are recorded in Cost of sales and Selling and administrative expenses in the accompanying consolidated results of operations.

Earnings (Loss) per Share
Basic earnings (loss) per share have been computed by dividing the net income (loss) applicable to common shareholders by the weighted average number of shares of common stock outstanding during each period. Net income (loss) applicable to common shareholders includes the adjustment for net income or loss attributable to noncontrolling interest. Diluted earnings (loss) per share is computed by including the dilutive effect of common stock that would be issued assuming conversion or exercise of outstanding convertible notes, stock options, stock appreciation rights, restricted stock and warrants. No such items were included in the computation of diluted loss per share for the years ended 2013, 2012 or 2011 because the Company incurred a loss from operations in each of these periods and the effect of inclusion would have been anti-dilutive.
The table below shows the number of shares that were excluded from the calculation of diluted loss per share because their inclusion would be anti-dilutive to the calculation:

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
Convertible notes and securities	1,093	1,093	1,093
Restricted stock units, stock options, and SARs	805	978	634
Total shares excluded from diluted shares calculation	1,898	2,071	1,727

Recently Adopted Accounting Pronouncements
Effective January 1, 2013, the Company adopted an accounting standards update which requires that companies present either in a single note or parenthetically on the face of the financial statements, the effect of significant amounts reclassified from each component of accumulated other comprehensive income based on its source and the income statement line items affected by the reclassification. If a component is not required to be reclassified to net income in its entirety, companies would instead cross reference to the related footnote for additional information. This accounting standards update only affects the Company's disclosures.